Accounting standards and accounting standards issued but not yet effective	12 Months Ended
Dec. 31, 2017
Accounting Standards And Accounting Standards Issued But Not Yet Effective
5. Accounting standards and accounting standards issued but not yet effective

There are no new accounting standards issued during the current year that have a material impact on the financial statements. The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective. The Company is currently assessing the impact, if any, that these standards might have on its Financial Statements.

a)	IFRS 9, Financial Instruments

In July 2014, the IASB issued IFRS 9, Financial Instruments (IFRS 9). IFRS 9 replaces the current multiple classification and measurement models for financial assets and liabilities with a single model that has only two classification categories: amortized cost and fair value. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial asset or liability. It also introduces additional changes relating to financial liabilities and aligns hedge accounting more closely with risk management. IFRS 9 is effective for annual periods beginning on or after 1 January 2018, with early adoption of the new standard permitted. The Company does not intend to early adopt IFRS 9. IFRS 9 will not have a material impact on the financial statements.

b)	IFRS 15 – Revenue from Contracts with Customers

In May 2014, IFRS 15 was issued and replaces IAS 11 – Construction Contracts, IAS 18 – Revenue, IFRIC 13 – Customer Loyalty Programmes, IFRIC 15 – Agreements for the Construction of Real Estate, IFRIC 18 – Transfers of Assets from Customers and SIC-31 – Revenue – Barter Transactions Involving Advertising Services. IFRS 15 establishes a single five –step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. IFRS 15 is effective for annual periods beginning on or after 1 January 2018, with early adoption of the new standard permitted. The Company does not intend to early adopt IFRS 15. IFRS 15 will not have a material impact on the financial statements.

c)	IFRS 16, Leases

In January 2016, the IASB issued IFRS 16. The new standard brings most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting however remains largely unchanged and the distinction between operating and finance leases is retained. This standard is effective for annual reporting periods on or after 1 January 2019. Early adoption is permitted if IFRS 15 has also been adopted. Management is currently reviewing the impact that this standard will have on the Company’s Financial Statements.